S000000713 [Member] Investment Objectives and Goals - Western Asset Core Bond Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	WESTERN ASSET CORE BOND FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain the average duration specified below.